Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 25, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
CSI 500 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		38.12%	3.42%	0.29%
MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	7.91%	8.41%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		38.46%	2.34%	(0.40%)
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		22.77%	1.93%	(0.23%)
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		38.46%	2.51%	(0.32%)
Performance Inception Date	May 21, 2014